Nature of Regulation - UNS Energy (Details) - ACC	Mar. 01, 2017	Aug. 01, 2016	Jan. 01, 2014	Jul. 01, 2013	May 01, 2012
TEP
Public Utilities, General Disclosures [Line Items]
ROE (percent)				10.00%
Capital structure of common equity (percent)				43.50%
TEP | Subsequent event
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.75%
Capital structure of common equity (percent)	50.00%
UNS Electric
Public Utilities, General Disclosures [Line Items]
ROE (percent)		9.50%	9.50%
Capital structure of common equity (percent)		52.80%	52.60%
UNS Gas
Public Utilities, General Disclosures [Line Items]
ROE (percent)					9.75%
Capital structure of common equity (percent)					50.80%